Investments in Marketable Securities Available-for-Sale (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
Following is a summary of marketable securities as of December 31, 2016 and 2017:

	December 31, 2016
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$5,539	-	(399)	5,140
Money market fund	4,968	49	-	5,017
Total	$10,507	49	(399)	10,157

	December 31, 2017
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$10,434	-	(76)	10,358
Money market fund	473	48	-	521
Total	$10,907	48	(76)	10,879

Schedule Of Information On Sales Of Available For Sale Marketable Securities [Table Text Block]
Information on sales of available for sale marketable securities for the years ended December 31, 2015, 2016 and 2017 is summarized below.

Period	Proceeds from sales	Gross realized gains	Gross realized losses
	(in thousands)

Year 2015	$46,720	261	(38)
Year 2016	$38,532	137	(127)
Year 2017	$47,119	204	(16)